Long-term Debt	9 Months Ended
Sep. 30, 2018
Debt Disclosure [Abstract]
Long-term Debt

7.	Long-term Debt:

The amounts shown in the accompanying consolidated balance sheets at December 31, 2017 and September 30, 2018, are analyzed as follows:

Vessel (Borrower)	December 31, 2017	September 30, 2018
Northsea Alpha (Secondone)	$4,348	$4,120
Northsea Beta (Thirdone)	4,348	4,120
Pyxis Malou (Fourthone)	18,210	11,460
Pyxis Delta (Sixthone)	7,087	5,738
Pyxis Theta (Seventhone)	15,975	15,035
Pyxis Epsilon (Eighthone)	16,900	24,000
Total	$66,868	$64,473

Current portion	$7,440	$4,403
Less: Current portion of deferred financing costs	(136)	(176)
Current portion of long-term debt, net of deferred financing costs, current	$7,304	$4,227

Long-term portion	$59,428	$60,070
Less: Non-current portion of deferred financing costs	(302)	(853)
Long-term debt, net of current portion and deferred financing costs, non-current	$59,126	$59,217

Each loan is secured by a first priority mortgage over the respective vessel and a first priority assignment of the vessel’s insurances and earnings. Each loan agreement contains customary ship finance covenants including restrictions as to changes in management and ownership of the vessel, in dividends distribution when certain financial ratios are not met, as well as requirements regarding minimum security cover ratios. For more information, please refer to Note 7 to the Company’s consolidated financial statements for the year ended December 31, 2017, included in the 2017 Annual Report.

On June 6, 2017, the lender of Sixthone and Seventhone agreed to extend the maturity of its respective loans from September 2018 to September 2022 under the same applicable margin, but with an extended amortization schedule. The aggregate outstanding balance of these loans as of September 30, 2018, of $20,773 is scheduled to be repaid in 16 quarterly installments of $651 each and a balloon payment of $10,357.

On February 28, 2018, the Company refinanced existing indebtedness of $26,906 under the Secondone, Thirdone and Fourthone loan agreements with a new 5-year secured loan of $20,500 and cash of $2,100. The remaining balance of approximately $4,306 was written-off by the previous lender at closing, which was recorded as Gain from debt extinguishment in the first quarter of 2018, and is separately reflected in the accompanying unaudited interim consolidated statement of comprehensive loss. The new loan bears interest at LIBOR plus a margin of 4.65% per annum. The loan is repayable in 20 quarterly installments amounting to $10,320 in the aggregate, the first falling due in May 2018, and the last installment accompanied by a balloon payment of $10,180 falling due in February 2023. The first four quarterly installments, amounting to $400 each, are followed by four amounting to $500 each, four amounting to $530 each, four amounting to $560 each and four amounting to $590 each. Standard loan covenants include, among others, a minimum loan to value ratio and liquidity. As a condition subsequent to the execution of this loan agreement, the borrowers, Secondone, Thirdone and Fourthone, were required to complete all required procedures for their re-domiciliation to the jurisdiction of the Republic of Malta by May 1, 2018. The relevant re-domiciliation was completed in March and April 2018, as discussed in Note 1.

On September 27, 2018, Eighthone, the Company’s vessel owning subsidiary that owns the Pyxis Epsilon, entered into a new $24,000 loan agreement, for the purpose of refinancing the outstanding indebtedness under the previous loan facility. The new facility matures in September 2023 and is secured by a first priority mortgage over the vessel, general assignment covering earnings, insurances and requisition compensation, an account pledge agreement and a share pledge agreement concerning the respective vessel-owning subsidiary and technical and commercial managers’ undertakings. The new loan facility bears an interest rate of 11.0% per annum and incurs fees due upfront and upon early prepayment or final repayment of outstanding principal. The principal obligation amortizes in 18 quarterly installments starting in March 29, 2019, equal to the lower of $400 and excess cash computed through a cash sweep mechanism, plus a balloon payment due at maturity. The facility also imposes certain customary covenants and restrictions with respect to, among other things, the borrower’s ability to distribute dividends, incur additional indebtedness, create liens, change its share capital, engage in mergers, or sell the vessel and a minimum collateral value to outstanding loan principal.

Assuming no principal repayments under the new loan of Eighthone discussed above, the annual principal payments required to be made after September 30, 2018, are as follows:

To September 30,	Amount
2019	$4,403
2020	4,663
2021	4,783
2022	15,264
2023	35,360
2024 and thereafter	-
Total	$64,473

The Company’s weighted average interest rate (including the margin) for the nine months ended September 30, 2017 and 2018, was 3.68% and 5.34%, including the promissory note discussed in Note 3, respectively.

As of September 30, 2018, the ratio of the Company’s total liabilities to market value adjusted total assets was 70%, or 5% higher than the required threshold under the loan agreement with one of its lenders. This requirement is only applicable in order to assess whether the relevant two Vessel-owning companies are entitled to distribute dividends to Pyxis. Other than the above, the Company was in compliance with all of its financial and security collateral cover ratio covenants with respect to its loan agreements. In addition, as of September 30, 2018, there was no amount available to be drawn down by the Company under its existing loan agreements.

As of September 30, 2018, the Company had a working capital deficit of $6,846, defined as current assets minus current liabilities. As of the filing date of the unaudited interim consolidated financial statements, the Company believes that it will be in a position to cover its liquidity needs for the next 12-month period through cash generated from operations and will be in compliance with the financial and security collateral cover ratio covenants under its existing debt agreements as discussed in Note 7 to the Company’s consolidated financial statements for the year ended December 31, 2017, included in the 2017 Annual Report.